SHARE BASED COMPENSATION (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
Stock option awards granted
Our Board granted the following incentive stock option awards to executives or employees and nonstatutory stock option awards to directors or non-employees for the three months ended March 31:

Three Months Ended March 31,
	2015 (1)	2014 (1)
Incentive Stock Options
Quantity	---	---
Weighted average fair value per share	---	---
Fair value	---	---

Nonstatutory Stock Options
Quantity	---	---
Weighted average fair value per share	---	---
Fair value	---	---

(1)	The Company did not award any shared-based compensation for the three months ended March 31, 2015 and 2014.

Our Board of Directors granted the following incentive stock option awards to executives or employees and nonstatutory stock option awards to directors or non-employees for the years ended December 31:

	2014	2013
Incentive Stock Options
Quantity	125,000	232,500
Weighted average fair value per share	$0.81	$0.24
Fair value	$101,171	$56,112

Nonstatutory Stock Options
Quantity	560,000	735,000
Weighted average fair value per share	$0.81	$0.24
Fair value	$453,250	$177,388

Weighted average assumptions to estimate the fair value of share based awards
We use the Black-Scholes option-pricing model to estimate the fair value of share-based awards with the following weighted average assumptions for the years ended December 31:

	2014	2013
Incentive Stock Options
Expected volatility (1)	107.66%	103.55%
Risk-fee interest rate % (2)	1.75%	0.81%
Expected term (in years)	5.0	5.0
Dividend yield (3)	---	---

Nonstatutory Stock Options
Expected volatility (1)	107.66%	103.55%
Risk-fee interest rate % (2)	1.75%	0.81%
Expected term (in years)	5.0	5.0
Dividend yield (3)	---	---

(1)	Expected volatility assumption was based upon a combination of historical stock price volatility measured on a daily basis and an estimate of expected future stock price volatility.
(2)	Risk-free interest rate assumption is based upon U.S. Treasury bond interest rates appropriate for the term of the stock options.
(3)	The Company does not currently intend to pay cash dividends, thus has assumed a 0% dividend yield.

Allocated share-based compensation expense
The following table summarizes share-based compensation related to stock options for the three months ended March 31:

	Three Months Ended March 31,
	2015	2014
Research and development	$18,612	$5,307
Selling, general and administrative	56,736	19,233
Total share-based compensation expense	$75,348	$24,540

The following table summarizes share-based compensation related to stock options for the years ended December 31:

	2014	2013
Research and development	$35,861	$16,863
Selling, general and administrative	113,309	64,076
Total share-based compensation expense	$149,170	$80,939

The following table summarizes share-based compensation related to restricted stock awards for the years ended December 31:

	2014		2013
Research and development	$	---	$444
Selling, general and administrative		---	547
Total share-based compensation expense	$	---	$991

Stock option activity
The following table summarizes the stock options outstanding and the number of shares of Common Stock subject to exercise as of March 31, 2015 and the changes therein during the three months then ended:

	Stock Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2014	1,699,907	$1.73
Granted	---	---
Forfeited/cancelled	---	---
Exercised	---	---
Outstanding as of March 31, 2015	1,699,907	$1.73

The following table summarizes the stock options outstanding and the number of shares of common stock subject to exercise as of December 31, 2014 and the changes therein during the two years then ended:

	Stock Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2012	158,409	12.32

Granted	967,500	0.33
Forfeited/cancelled	(111,002)	1.03
Exercised	---	---
Outstanding as of December 31, 2013	1,014,907	$2.12

Granted	685,000	1.15
Forfeited/cancelled	---	---
Exercised	---	---
Outstanding as of December 31, 2014	1,699,907	$1.73

Stock option grants outstanding and exercisable
The following table presents the stock option grants outstanding and exercisable as of March 31, 2015:

Options Outstanding			Options Exercisable
Stock Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Stock Options Exercisable	Weighted Average Exercise Price per Share
892,500	$0.33	8.0	645,000	$0.33
685,000	1.15	7.7	77,500	1.15
53,334	2.38	3.2	53,334	2.38
69,073	25.12	2.3	69,073	25.12
1,699,907	$1.73	7.5	844,907	$2.56

The following table presents the stock option grants outstanding and exercisable as of December 31, 2014:

Options Outstanding			Options Exercisable
Stock Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Stock Options Exercisable	Weighted Average Exercise Price per Share
892,500	$0.33	8.2	595,000	$0.33
685,000	1.15	7.9	15,000	1.15
53,334	2.38	3.5	53,334	2.38
69,073	25.12	2.6	69,073	25.12
1,699,907	$1.73	7.7	732,407	$2.83

Nonvested restricted stock awards
The following table summarizes the non-vested restricted stock awards outstanding and the number of shares of common stock subject to potential issue as of December 31, 2014 and the changes therein during the two years then ended:

	Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2012	300		$34.59

Granted	---		---
Forfeited/cancelled	---		---
Exercised/issued	(300)		34.59
Outstanding as of December 31, 2013	---	$	---

Granted	---		---
Forfeited/cancelled	---		---
Exercised/issued	---		---
Outstanding as of December 31, 2014	---	$	---